CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 156,716	$ 75,466	$ 541,459	$ 665,623	$ 815,391
Nontrade Receivables, Current	13,962		13,962		5,420
Accounts Receivable, Credit Loss Expense (Reversal)			9,587
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Trade receivables	$ 6,164		$ 6,164		$ 73,021	$ 91,928
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					59.00%
Revenue from Contract with Customer, Excluding Assessed Tax					$ 42,704
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					99.00%	83.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		93.00%	100.00%	92.00%